Putnam Master Intermediate Income Trust
The fund's portfolio
6/30/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (175.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$33,547	$34,047
5.00%, with due dates from 5/20/49 to 3/20/50	116,584	115,477
4.50%, TBA, 7/1/53	5,000,000	4,824,322
4.00%, TBA, 7/1/53	4,000,000	3,782,111
3.50%, with due dates from 9/20/49 to 3/20/50	727,195	674,693

		9,430,650
U.S. Government Agency Mortgage Obligations (169.4%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	56,714	55,808
4.50%, 5/1/49	8,338	8,116
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/53	9,000,000	9,079,452
5.50%, TBA, 7/1/53	80,000,000	79,612,480
5.00%, TBA, 7/1/53	86,000,000	84,256,488
4.50%, TBA, 7/1/53	12,000,000	11,536,872
4.00%, TBA, 7/1/53	2,000,000	1,876,796
3.50%, TBA, 7/1/53	4,000,000	3,644,844
3.00%, TBA, 7/1/53	12,000,000	10,528,128
2.50%, TBA, 7/1/53	10,000,000	8,478,910
6.00%, TBA, 8/1/53	9,000,000	9,076,639
5.50%, TBA, 8/1/53	40,000,000	39,809,344
5.00%, TBA, 8/1/53	23,000,000	22,541,799
3.50%, TBA, 8/1/53	4,000,000	3,647,500

		284,153,176

Total U.S. government and agency mortgage obligations (cost $294,941,423)		$293,583,826

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27(i)	$143,000	$132,003

Total U.S. treasury obligations (cost $132,003)		$132,003

MORTGAGE-BACKED SECURITIES (38.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (13.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$444,074	$88,282
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,570,419	492,065
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,914,029	409,985
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,381,524	715,534
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,490,326	532,268
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	165,830	23,938
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,699,376	666,431
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	605,736	109,668
REMICs Ser. 4425, IO, 4.00%, 1/15/45	672,477	98,007
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	757,329	146,920
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	457,711	64,729
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	233,174	16,905
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	134,696	4,653
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,117,370	84,681
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	46,809	354
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.10%, 9/25/50	3,875,528	480,062
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.007%, 12/15/47	651,372	70,544
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.95%, 7/25/50	3,517,827	400,110
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.907%, 8/15/56	2,294,475	273,731
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.907%, 4/15/47	461,704	53,037
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 1/25/50	2,467,406	221,538
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.381%, 7/25/43(WAC)	759,594	8,356
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	982,689	166,164
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	34,962	5,708
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,202,294	185,045
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	103,572	14,586
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,685,701	656,345
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	134,312	25,681
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	207,264	13,344
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,233,305	213,837
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	377,287	53,571
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	281,776	38,671
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	204,288	24,086
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	158,431	5,177
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	6,863,174	867,627
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 1.25%, 4/25/40	285,634	28,904
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.10%, 3/25/48	1,506,712	121,140
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.05%, 6/25/48	2,569,667	267,659
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.00%, 5/25/47	3,221,605	297,870
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.00%, 10/25/41	35,362	100
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.95%, 12/25/46	1,276,111	85,915
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.95%, 5/25/39	3,947,939	252,787
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 3/25/50	2,185,615	227,785
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 8/25/49	1,420,853	105,039
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 0.85%, 11/25/49	2,871,009	318,969
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 0.75%, 10/25/41	646,891	53,384
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	872,955	162,651
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,541,043	347,968
Ser. 14-76, IO, 5.00%, 5/20/44	357,257	70,386
Ser. 12-146, IO, 5.00%, 12/20/42	233,842	43,425
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	338,177	68,814
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	247,625	49,400
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,090,604	220,847
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	561,807	110,625
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,125,440	219,807
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	191,953	37,208
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,015,431	193,499
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	473,823	91,598
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	422,562	81,593
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	435,669	70,614
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	771,914	134,089
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	395,926	68,390
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,090,225	168,222
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	839,293	153,339
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	637,258	74,680
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	1,806,060	266,210
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	427,065	15,733
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	236,596	38,850
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	493,651	29,916
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	205,664	31,479
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	193,495	32,649
Ser. 21-156, IO, 3.50%, 7/20/51	4,234,278	724,742
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,556,428	459,866
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	406,886	63,245
Ser. 13-28, IO, 3.50%, 2/20/43	137,541	18,686
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	219,969	24,051
Ser. 13-14, IO, 3.50%, 12/20/42	866,358	85,284
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	908,097	149,702
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	886,659	137,925
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	431,412	68,825
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	483,340	36,106
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,562,717	524,396
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	2,890,284	433,972
Ser. 16-H16, Class EI, IO, 2.238%, 6/20/66(WAC)	2,522,539	87,280
Ser. 17-H19, Class MI, IO, 2.066%, 4/20/67(WAC)	1,147,083	65,040
Ser. 16-H03, Class DI, IO, 2.047%, 12/20/65(WAC)	2,489,008	111,022
Ser. 15-H25, Class EI, IO, 1.872%, 10/20/65(WAC)	1,807,996	75,936
Ser. 15-H20, Class AI, IO, 1.807%, 8/20/65(WAC)	2,459,440	93,213
FRB Ser. 15-H08, Class CI, IO, 1.786%, 3/20/65(WAC)	1,355,751	45,824
Ser. 15-H23, Class BI, IO, 1.727%, 9/20/65(WAC)	2,384,463	79,164
Ser. 16-H24, Class CI, IO, 1.665%, 10/20/66(WAC)	1,681,433	60,868
Ser. 16-H14, IO, 1.653%, 6/20/66(WAC)	2,076,785	60,503
Ser. 13-H08, Class CI, IO, 1.596%, 2/20/63(WAC)	1,176,462	39,764
Ser. 14-H21, Class BI, IO, 1.515%, 10/20/64(WAC)	3,184,030	101,252
Ser. 17-H16, Class JI, IO, 1.296%, 8/20/67(WAC)	5,613,172	262,138
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.143%, 6/20/51	5,403,365	613,390
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.143%, 5/20/51	3,197,124	378,885
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.143%, 4/20/51	2,205,111	228,710
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.143%, 9/20/50	3,056,429	379,330
Ser. 18-H15, Class KI, IO, 1.051%, 8/20/68(WAC)	2,158,438	92,137
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.042%, 11/20/47	3,194,957	420,921
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.18%), 1.023%, 4/20/44	1,710,793	164,802
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 0.993%, 7/20/50	1,974,927	242,531
IFB Ser. 19-5, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 0.993%, 1/20/49	1,583,783	141,829
IFB Ser. 20-63, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 5/20/50	2,159,880	217,269
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 4/20/50	2,780,474	311,681
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 8/20/49	2,132,075	197,217
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 7/20/49	1,921,065	162,695
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 7/20/49	2,553,429	213,436
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.904%, 1/20/50	1,619,421	149,464
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.893%, 12/20/49	1,343,028	118,196
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.893%, 9/20/49	2,087,532	206,034
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 0.843%, 8/20/43	2,289,512	200,561
Ser. 17-H16, Class IG, IO, 0.528%, 7/20/67(WAC)	5,084,069	127,336
Ser. 17-H11, Class DI, IO, 0.476%, 5/20/67(WAC)	2,158,066	107,869
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 0.454%, 8/20/44	779,253	58,933
Ser. 16-H18, Class QI, IO, 0.193%, 6/20/66(WAC)	1,653,725	76,630
Ser. 17-H12, Class QI, IO, 0.147%, 5/20/67(WAC)	1,958,830	63,973
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66(WAC)	3,094,506	142,966
Ser. 15-H20, Class CI, IO, 0.088%, 8/20/65(WAC)	2,769,411	137,363
Ser. 16-H17, Class KI, IO, 0.063%, 7/20/66(WAC)	1,425,260	58,961
Ser. 18-H02, Class EI, IO, 0.05%, 1/20/68(WAC)	3,545,816	184,493
Ser. 15-H10, Class BI, IO, 0.047%, 4/20/65(WAC)	1,674,705	66,653
Ser. 15-H15, Class BI, IO, 0.046%, 6/20/65(WAC)	1,537,957	53,521
Ser. 18-H05, Class AI, IO, 0.036%, 2/20/68(WAC)	1,297,030	63,433
Ser. 18-H05, Class BI, IO, 0.036%, 2/20/68(WAC)	2,458,129	114,841
Ser. 16-H03, Class AI, IO, 0.034%, 1/20/66(WAC)	1,948,189	63,305
Ser. 17-H02, Class BI, IO, 0.031%, 1/20/67(WAC)	1,641,490	49,800
Ser. 16-H22, Class AI, IO, 0.029%, 10/20/66(WAC)	2,259,380	72,912
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66(WAC)	6,124,930	232,747
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68(WAC)	2,683,672	118,618
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	3,185,153	102,880
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67(WAC)	2,459,437	78,360
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	3,212,763	83,082
Ser. 15-H24, Class AI, IO, 0.014%, 9/20/65(WAC)	2,131,867	54,631
Ser. 16-H06, Class DI, IO, 0.009%, 7/20/65(WAC)	3,169,711	61,435
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66(WAC)	2,937,532	44,031
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	5,479,726	88,109

		22,327,958
Commercial mortgage-backed securities (14.0%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	209,557
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.176%, 4/10/51(WAC)	568,000	351,658
Ser. 19-B13, Class D, 2.50%, 8/15/57	320,000	178,442
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	590,000	362,435
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	610,000	279,132
Ser. 19-CD8, Class D, 3.00%, 8/15/57	378,000	233,793
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	925,000	592,000
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	409,000	329,172
Citigroup Commercial Mortgage Trust 144A
Ser. 15-P1, Class D, 3.225%, 9/15/48	610,000	474,054
Ser. 15-GC27, Class E, 3.00%, 2/10/48	391,000	291,168
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.08%, 4/10/47(WAC)	441,000	403,967
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	465,000	407,131
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	447,000	386,295
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.006%, 5/10/47(WAC)	290,000	251,163
FRB Ser. 14-CR17, Class E, 5.006%, 5/10/47(WAC)	758,000	507,026
FRB Ser. 14-UBS3, Class D, 4.923%, 6/10/47(WAC)	144,000	96,330
FRB Ser. 13-CR7, Class D, 4.398%, 3/10/46(WAC)	150,890	129,766
FRB Ser. 15-LC19, Class E, 4.355%, 2/10/48(WAC)	385,000	293,080
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	125,441
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.29%, 9/9/24	252,000	251,736
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.893%, 4/15/50(WAC)	527,000	309,082
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.067%, 11/25/51	797,000	722,981
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	638,000	538,725
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	294,000	241,540
GS Mortgage Securities Trust 144A
FRB Ser. 11-GC5, Class B, 5.297%, 8/10/44(WAC)	212,000	165,457
FRB Ser. 14-GC24, Class D, 4.657%, 9/10/47(WAC)	1,285,000	547,863
FRB Ser. 13-GC13, Class D, 4.119%, 7/10/46(WAC)	531,000	220,317
Ser. 19-GC38, Class D, 3.00%, 2/10/52	500,000	317,601
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.893%, 2/15/47(WAC)	963,000	635,628
FRB Ser. 14-C19, Class C19, 4.783%, 4/15/47(WAC)	400,000	373,340
FRB Ser. C14, Class D, 4.43%, 8/15/46(WAC)	515,000	270,571
FRB Ser. 14-C18, Class E, 4.393%, 2/15/47(WAC)	407,000	221,186
FRB Ser. 14-C23, Class D, 4.129%, 9/15/47(WAC)	505,000	420,539
FRB Ser. 14-C25, Class D, 4.082%, 11/15/47(WAC)	200,000	135,955
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	161,100
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	473,824
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.527%, 9/15/50(WAC)	268,000	180,415
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.971%, 6/15/51(WAC)	192,000	155,117
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	581,000	387,307
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	192,741
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.71%, 2/15/46(WAC)	410,000	102,829
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	263,000	210,284
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	376,383
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	462,989	61
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	13,487	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48(WAC)	253,000	217,848
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	354,714	324,933
FRB Ser. 15-C22, Class C, 4.341%, 4/15/48(WAC)	575,000	502,303
Ser. 14-C19, Class C, 4.00%, 12/15/47	211,000	190,336
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 5.102%, 10/15/46(WAC)	416,000	344,687
FRB Ser. 12-C6, Class E, 4.673%, 11/15/45(WAC)	258,000	181,632
FRB Ser. 13-C11, Class D, 4.484%, 8/15/46(WAC)	900,000	50,452
FRB Ser. 13-C11, Class F, 4.484%, 8/15/46(WAC)	496,000	2,481
FRB Ser. 15-C23, Class D, 4.277%, 7/15/50(WAC)	690,000	567,898
FRB Ser. 13-C10, Class D, 4.20%, 7/15/46(WAC)	485,000	203,474
FRB Ser. 13-C10, Class E, 4.20%, 7/15/46(WAC)	1,006,000	259,530
FRB Ser. 13-C10, Class F, 4.20%, 7/15/46(WAC)	975,000	49,000
FRB Ser. 13-C9, Class D, 4.023%, 5/15/46(WAC)	676,000	555,769
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	330,839
Ser. 14-C18, Class D, 3.389%, 10/15/47	343,000	288,390
Ser. 14-C19, Class D, 3.25%, 12/15/47	602,000	479,858
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	168,221	141,717
FRB Ser. 18-H3, Class C, 5.013%, 7/15/51(WAC)	284,000	230,264
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	163,352	150,325
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.90%, 3/25/50	701,000	671,418
FRB Ser. 19-01, Class M10, 8.40%, 10/25/49	566,849	547,009
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.556%, 6/25/37	421,674	420,536
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.341%, 1/19/37	504,000	486,360
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	6
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.536%, 8/15/50(WAC)	319,000	255,634
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	622,000	6
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.144%, 1/15/59(WAC)	216,000	112,165
FRB Ser. 15-SG1, Class B, 4.601%, 9/15/48(WAC)	346,000	300,150
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	394,000	329,472
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	121,000	95,166
FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	188,000	68,139
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	62,722
Ser. 16-C33, Class D, 3.123%, 3/15/59	768,000	597,529
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	250,000	205,961
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.195%, 3/15/46(WAC)	226,000	216,140
FRB Ser. 13-UBS1, Class E, 5.195%, 3/15/46(WAC)	303,000	287,309
FRB Ser. 13-C15, Class D, 4.584%, 8/15/46(WAC)	1,104,000	276,780

		23,518,430
Residential mortgage-backed securities (non-agency) (11.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.34%, 5/25/47	366,554	199,979
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 5.139%, 11/27/36(WAC)	514,560	355,046
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 5.65%, 1/25/36	50,874	45,047
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 5.33%, 11/25/47	176,241	128,472
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 5.50%, 3/25/37	714,057	584,934
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	924,771
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 5.85%, 9/25/35	253,173	218,326
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 5.53%, 8/25/46	234,010	205,535
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.53%, 8/25/46	1,551,853	1,281,968
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 5.476%, 9/25/35	205,745	190,327
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 4.936%, 8/25/46	77,495	70,500
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.916%, 6/25/46	211,099	178,942
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 4.048%, 11/20/35	270,885	241,042
FRB Ser. 06-OA7, Class 1A1, 3.335%, 6/25/46(WAC)	235,195	208,806
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 15.65%, 5/25/28	266,297	288,308
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 15.15%, 7/25/28	1,275,522	1,409,366
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 14.50%, 4/25/28	569,344	611,364
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (ICE LIBOR USD 1 Month + 9.20%), 14.35%, 10/25/27	394,914	421,728
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 13.95%, 3/25/28	384,836	397,835
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 12.70%, 12/25/27	615,748	632,818
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 17.40%, 2/25/49	85,000	101,717
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.567%, 10/25/50	176,000	218,460
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.25%), 16.40%, 4/25/49	106,000	124,307
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 16.15%, 10/25/48	649,000	775,291
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.90%, 1/25/49	141,000	166,726
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 15.65%, 3/25/49	118,000	136,603
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 15.15%, 8/25/50	609,000	771,527
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 15.15%, 7/25/50	430,000	510,760
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.90%, 9/25/48	174,000	186,121
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 10.90%, 7/25/50	159,721	172,796
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (ICE LIBOR USD 1 Month + 5.25%), 10.40%, 9/25/50	309,199	329,553
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 9.05%, 9/25/48	190,000	199,420
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 8.25%, 3/25/50	137,693	141,203
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	267,186
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	529,963
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 17.90%, 10/25/28	89,396	104,170
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 17.40%, 9/25/28	1,110,272	1,281,148
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.90%, 10/25/28	565,417	638,994
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.90%, 8/25/28	366,197	410,103
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 15.90%, 1/25/29	119,468	129,617
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 14.40%, 4/25/29	19,820	21,008
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.65%, 9/25/29	285,000	315,674
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.65%, 12/25/30	283,000	307,838
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.60%, 5/25/30	82,000	88,902
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.567%, 1/25/42	180,000	180,675
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 9.25%, 9/25/31	556,000	582,239
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.80%, 2/25/40	504,000	520,442
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.60%, 7/25/31	4,781	4,801
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 5.51%, 5/25/36	477,020	120,539
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 5.46%, 5/25/37	193,164	111,793
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 5.677%, 5/19/35	242,181	79,363
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.217%, 1/25/34 (Bermuda)	150,000	140,192
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.40%), 5.55%, 6/25/37	414,912	168,245
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 2/25/26(WAC)	71,699	69,190
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	194,830	160,616
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.945%, 8/25/35	35,320	33,195
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (ICE LIBOR USD 1 Month + 0.43%), 5.58%, 5/25/46	197,509	170,845
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.42%), 5.57%, 8/25/36	167,797	128,365
FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 5.27%, 8/25/36	139,798	117,811
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	188,732
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 6.13%, 10/25/45	91,049	83,835

		19,385,079

Total mortgage-backed securities (cost $77,538,959)		$65,231,467

CORPORATE BONDS AND NOTES (19.8%)(a)
		Principal amount	Value
Basic materials (1.9%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		$305,000	$275,716
Braskem Netherlands Finance BV 144A company guaranty sr. unsec. notes 7.25%, 2/13/33 (Brazil)		400,000	392,566
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		30,000	29,805
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		75,000	65,261
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		90,000	89,381
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		40,000	39,793
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	300,000	275,316
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		$60,000	56,608
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		130,000	121,048
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		270,000	248,608
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		500,000	408,125
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		160,000	140,056
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		115,000	94,600
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		80,000	71,097
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		311,000	281,507
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		65,000	60,283
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		600,000	588,000

			3,237,770
Capital goods (2.7%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		305,000	308,050
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29		10,000	9,900
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		100,000	102,026
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		72,000	72,044
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		58,000	57,797
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	410,000	425,618
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		$150,000	155,066
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		310,000	283,220
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		235,000	196,279
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		273,000	238,605
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		110,000	111,375
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,300
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		346,000	359,840
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		320,000	284,891
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		322,000	313,076
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		275,000	255,662
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		86,000	84,883
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		308,000	290,506
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		120,000	107,192
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	71,165
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		95,000	94,536
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		40,000	40,100
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		301,000	271,193
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		122,000	124,447
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		136,000	137,433

			4,425,204
Communication services (0.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		677,000	612,072
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		590,000	541,479
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		50,000	48,869

			1,202,420
Consumer cyclicals (4.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		70,000	60,463
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		328,000	332,369
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		15,000	15,923
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		268,000	258,724
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		290,000	290,725
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		75,000	62,117
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		55,000	49,134
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		557,000	559,362
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		285,000	288,370
Carnival Corp. notes Ser. REGS, 10.125%, 2/1/26	EUR	207,000	236,664
Carnival Corp. 144A notes 10.50%, 2/1/26		$43,000	45,202
Carnival Corp. 144A notes 9.875%, 8/1/27		320,000	333,323
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		325,000	284,622
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		191,000	178,092
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 4.00%, 5/1/31		800,000	694,785
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	305,000	314,904
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$57,000	47,168
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		170,000	166,963
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		90,000	79,185
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		25,000	23,005
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		700,000	606,543
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		688,000	631,592
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		9,000	8,211
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		90,000	79,003
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		55,000	48,509
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		485,000	516,725
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		168,000	144,357
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		100,000	93,777
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	49,092
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	170,000	164,360
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$45,000	36,227
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		393,000	374,549
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,312
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		115,000	103,221
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		447,000	412,716
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		282,000	272,672
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		19,000	18,090
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		50,000	36,500

			7,926,556
Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		225,000	192,562
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		100,000	91,125
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		275,000	253,886
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		141,000	133,598
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		266,000	230,260
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		268,000	252,601
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		85,000	81,408
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		85,000	75,966
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		33,000	30,605
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		35,000	28,768
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	21,413
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		60,000	55,116
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 5.625%, 2/15/29		200,000	187,522
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		285,000	260,932

			1,895,762
Energy (4.9%)
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		306,000	279,473
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		659,000	622,012
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		403,000	396,955
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		90,000	79,244
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		120,000	121,356
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		235,000	238,243
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		530,000	524,819
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		751,000	734,613
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		220,000	209,108
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		550,000	558,470
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		159,000	170,512
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		58,000	51,972
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		602,000	545,348
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		240,000	228,174
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		146,000	142,861
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	405,084
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		816,000	596,129
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		114,000	86,680
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		330,000	293,256
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		430,000	393,450
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		367,000	338,541
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		51,000	49,534
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		134,000	130,611
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		132,000	126,720
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		64,000	62,540
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		179,000	157,759
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		337,000	314,489
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		230,000	216,583
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		100,000	100,817
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		45,000	45,704
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	33,590

			8,254,647
Financials (0.6%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		105,000	99,987
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		30,000	26,922
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	94,599
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	194,506
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		200,000	170,917
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		265,000	243,935
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	58,950
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		161,000	136,874

			1,026,690
Health care (1.5%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		55,000	45,831
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		157,000	144,509
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		60,000	51,900
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		55,000	48,194
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		265,000	257,122
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	146,044
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		530,000	443,239
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		40,000	34,241
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		135,000	128,881
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		127,000	123,697
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		55,000	49,689
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		85,000	83,785
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	197,004
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		490,000	512,663
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		200,000	181,420

			2,448,219
Technology (1.0%)
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		202,000	179,857
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		245,000	211,272
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		373,000	324,400
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		415,000	345,535
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		320,000	272,240
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		426,000	366,399

			1,699,703
Transportation (0.1%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		147,000	142,691

			142,691
Utilities and power (0.6%)
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		560,000	550,900
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		170,000	164,281
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		90,000	69,344
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		56,000	51,297
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		50,000	44,309
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		102,000	98,149
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		75,000	70,201

			1,048,481

Total corporate bonds and notes (cost $34,762,539)			$33,308,143

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	$238,343
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	210,000	173,262
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	360,000	280,785
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	1,345,000	1,226,791
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$1,300,000	1,261,000
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		340,000	338,300
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		435,000	369,702
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		336,000	337,988
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	174,983
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	277,993
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	373,547
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	712,691
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,130,000	728,850
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		1,510,000	679,500
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		1,000,000	427,500
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		379,000	336,215
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,220,000	1,197,310
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	353,811
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	637,910
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		270,000	252,113
Mozambique (Republic of) unsec. notes Ser. REGS, 5.00%, 9/15/31 (Mozambique)		250,000	188,438
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		420,000	444,820
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		430,000	427,313
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		1,400,000	931,005
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		300,000	297,375
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	1,046,962
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	892,245

Total foreign government and agency bonds and notes (cost $16,487,806)			$14,606,752

CONVERTIBLE BONDS AND NOTES (5.8%)(a)
	Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	$51,000	$45,180

		45,180
Capital goods (0.2%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	130,000	138,385
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	90,000	85,365
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	71,000	88,147

		311,897
Communication services (0.2%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	136,000	132,668
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	150,000	139,050

		271,718
Consumer cyclicals (1.2%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	110,000	93,710
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	115,000	88,191
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	55,000	45,430
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	128,000	191,846
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	74,000	76,544
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25	56,000	76,406
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	102,000	76,092
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	117,000	102,235
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	171,000	187,331
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	133,000	142,842
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	95,000	74,053
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	171,000	188,442
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	40,000	54,800
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27	82,000	77,531
Patrick Industries, Inc. cv. company guaranty sr. unsec. notes 1.75%, 12/1/28	57,000	55,347
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	110,000	241,755
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	128,000	112,896
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	146,000	130,396

		2,015,847
Consumer staples (0.6%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	60,000	52,320
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	101,000	79,222
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	67,000	56,196
Chefs' Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28	80,000	83,925
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	65,000	48,685
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	180,000	138,600
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	49,000	43,880
Post Holdings, Inc. 144A company guaranty cv. sr. unsec. notes 2.50%, 8/15/27	93,000	93,763
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	99,000	80,210
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	116,000	105,795
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	91,000	73,700
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	119,000	101,280
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	113,000	118,537

		1,076,113
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	92,000	86,487
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	62,000	46,407
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	101,000	112,637
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	69,000	81,834

		327,365
Financials (0.1%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	79,000	60,988
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	152,000	153,140

		214,128
Health care (0.9%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	132,000	125,911
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	82,000	82,435
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	63,000	70,308
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	215,000	219,193
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	181,000	185,195
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	197,000	163,622
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	69,000	94,772
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	62,000	73,036
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	114,000	108,401
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	109,000	141,220
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	42,000	53,445
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	95,000	87,875
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	86,000	93,028
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	92,000	73,140

		1,571,581
Technology (2.0%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	44,000	33,248
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	118,000	113,957
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	92,000	98,152
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27	59,000	71,479
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	92,000	83,076
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	104,000	85,280
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	63,000	78,246
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	112,000	98,538
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	55,000	46,668
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27	89,000	73,894
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	69,000	78,143
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	94,000	116,654
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	96,000	74,984
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	73,000	69,825
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	82,000	86,018
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	63,000	51,975
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	63,000	60,732
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	83,000	158,613
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	67,000	72,444
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50% 12/15/29	31,000	32,054
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	138,000	121,768
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	105,000	208,845
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	163,000	139,121
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	31,000	56,932
ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. notes 0.50%, 3/1/29	111,000	125,357
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	31,000	79,779
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	65,916
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	76,000	83,220
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	89,000	81,836
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	125,000	92,500
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	188,000	162,150
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	68,000	57,766
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	97,000	99,910
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	81,000	64,679
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	66,000	50,886
Workiva, Inc. cv. sr. unsec. notes 1.125%, 8/15/26	55,000	77,266
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	83,000	77,398
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	55,000	64,103

		3,293,412
Transportation (0.2%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	74,000	60,773
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	173,000	198,345

		259,118
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	52,000	51,142
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. unsub. notes 2.50%, 6/15/26	111,000	99,400
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	115,000	121,383
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25	151,000	150,623

		422,548

Total convertible bonds and notes (cost $10,277,864)		$9,808,907

SENIOR LOANS (2.4%)(a)(c)
	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.242%, 12/7/29	$221,400	$221,677
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.941%, 12/8/29	470,820	469,445
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	228,015	217,346
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.842%, 3/30/29	129,675	121,084
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 9.288%, 5/27/28	768,041	766,121
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.217%, 7/22/27	243,307	237,596
Forest City Enterprises LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.717%, 12/7/25	85,714	67,286
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.269%, 12/1/27	175,950	175,322
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.145%, 5/31/27	109,534	109,522
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.23%), 8.447%, 5/1/26	71,328	61,556
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.203%, 12/15/27	364,573	361,726
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.953%, 1/29/28	622,999	620,925
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.467%, 8/31/29	55,000	53,213
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.342%, 2/28/27	74,000	16,280
Rocket Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.392%, 11/28/25	295,000	291,581
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.505%, 4/24/28	203,447	192,469

Total senior loans (cost $4,048,995)		$3,983,149

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.40%, 10/22/24	$585,000	$571,608
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 7.15%, 10/22/24	500,000	485,378
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (ICE LIBOR USD 1 Month + 5.25%), 10.40%, 5/7/24	190,667	190,667

Total asset-backed securities (cost $1,210,700)		$1,247,653

COMMON STOCKS (0.0%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	9,820	$11,293

Total common stocks (cost $10,349)		$11,293

SHORT-TERM INVESTMENTS (23.1%)(a)
		Principal amount/shares	Value
Interest in $409,057,000 joint tri-party repurchase agreement dated 6/30/2023 with Citigroup Global Markets, Inc. due 7/3/2023 - maturity value of $8,521,592 for an effective yield of 5.060% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.625% to 7.500% and due dates ranging from 5/31/2027 to 3/15/2058, valued at $417,238,212)		$8,518,000	$8,518,000
Putnam Short Term Investment Fund Class P 5.23%(AFF)	Shares	17,052,356	17,052,356
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(P)	Shares	1,026,000	1,026,000
ABN AMRO Funding USA, LLC commercial paper 5.171%, 7/14/23		$1,000,000	998,001
Banco Santander SA commercial paper 5.530%, 8/17/23 (Spain)		1,000,000	992,995
BPCE SA commercial paper 5.253%, 7/21/23 (France)		1,000,000	997,001
FMS Wertmanagement commercial paper 5.067%, 7/3/23 (Germany)		1,000,000	999,583
ING (U.S.) Funding, LLC commercial paper 5.057%, 9/1/23		1,000,000	990,627
Lloyds Bank PLC commercial paper 5.329%, 9/7/23 (United Kingdom)		1,000,000	989,640
Mitsubishi UFJ Trust & Banking Corp. commercial paper 5.287%, 8/1/23		750,000	746,613
National Bank of Canada commercial paper 5.215%, 7/27/23 (Canada)		1,000,000	996,152
Svenska Handelsbanken AB commercial paper 5.349%, 8/1/23 (Sweden)		1,000,000	995,492
U.S. Treasury Bills 5.324%, 11/16/23(SEG)(SEGSF)		3,200,000	3,137,380
U.S. Treasury Bills 5.300%, 11/9/23		200,000	196,283
U.S. Treasury Bills 5.453%, 10/26/23		100,000	98,339

Total short-term investments (cost $38,736,116)			$38,734,462
TOTAL INVESTMENTS

Total investments (cost $478,146,754)			$460,647,655

	FORWARD CURRENCY CONTRACTS at 6/30/23 (aggregate face value $34,366,329) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	7/19/23	$6,946	$6,854	$92
		Canadian Dollar	Sell	7/19/23	6,946	6,861	(85)
		Canadian Dollar	Sell	10/18/23	302	302	—
		Euro	Sell	9/20/23	171,754	169,991	(1,763)
		New Zealand Dollar	Buy	7/19/23	12,089	12,012	77
		New Zealand Dollar	Sell	7/19/23	12,089	12,405	316
		New Zealand Dollar	Sell	10/18/23	12,085	12,008	(77)
		Swedish Krona	Sell	9/20/23	1,098	1,112	14
	Barclays Bank PLC
		Canadian Dollar	Buy	7/19/23	62,440	62,288	152
		Canadian Dollar	Sell	7/19/23	62,440	61,685	(755)
		Canadian Dollar	Sell	10/18/23	62,531	62,375	(156)
		Euro	Sell	9/20/23	14,130	13,967	(163)
		Swiss Franc	Buy	9/20/23	86,611	85,974	637
	Citibank, N.A.
		Australian Dollar	Buy	7/19/23	8,597	8,565	32
		Australian Dollar	Sell	7/19/23	8,597	8,741	144
		Australian Dollar	Sell	10/18/23	8,618	8,587	(31)
		British Pound	Sell	9/20/23	237,795	231,902	(5,893)
		Canadian Dollar	Buy	7/19/23	40,620	40,529	91
		Canadian Dollar	Sell	7/19/23	40,620	40,068	(552)
		Canadian Dollar	Sell	10/18/23	40,679	40,589	(90)
		Euro	Sell	9/20/23	518,769	510,948	(7,821)
		Norwegian Krone	Sell	9/20/23	75,488	74,767	(721)
		Swedish Krona	Sell	9/20/23	4,811	4,874	63
	Goldman Sachs International
		Canadian Dollar	Buy	7/19/23	6,795	6,780	15
		Canadian Dollar	Sell	7/19/23	6,795	6,656	(139)
		Canadian Dollar	Sell	10/18/23	6,805	6,790	(15)
		Swedish Krona	Sell	9/20/23	189,895	192,366	2,471
		Swiss Franc	Buy	9/20/23	1,039,448	1,031,894	7,554
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/19/23	111,157	110,721	436
		Australian Dollar	Sell	7/19/23	111,157	113,263	2,106
		Australian Dollar	Sell	10/18/23	111,435	110,992	(443)
		British Pound	Sell	9/20/23	213,405	208,045	(5,360)
		Canadian Dollar	Buy	7/19/23	29,295	28,969	326
		Canadian Dollar	Sell	7/19/23	29,295	28,935	(360)
		Canadian Dollar	Sell	10/18/23	4,915	4,904	(11)
		New Zealand Dollar	Buy	7/19/23	10,678	10,610	68
		New Zealand Dollar	Sell	7/19/23	10,678	10,956	278
		New Zealand Dollar	Sell	10/18/23	343,101	338,724	(4,377)
		Swedish Krona	Sell	9/20/23	117,366	118,985	1,619
		Swiss Franc	Buy	9/20/23	338	338	—
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	7/19/23	147,832	147,500	332
		Canadian Dollar	Sell	7/19/23	147,832	146,030	(1,802)
		Canadian Dollar	Sell	10/18/23	148,047	147,718	(329)
		Norwegian Krone	Sell	9/20/23	9,575	9,408	(167)
		Swiss Franc	Buy	9/20/23	10,700	10,623	77
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/19/23	385,719	384,262	1,457
		Australian Dollar	Sell	7/19/23	385,719	387,038	1,319
		Australian Dollar	Sell	10/18/23	386,681	385,222	(1,459)
		British Pound	Sell	9/20/23	399,500	393,205	(6,295)
		Canadian Dollar	Buy	7/19/23	1,306,022	1,315,306	(9,284)
		Canadian Dollar	Sell	7/19/23	1,306,022	1,293,448	(12,574)
		Euro	Sell	9/20/23	1,029,650	1,012,345	(17,305)
		Japanese Yen	Buy	8/16/23	1,932,059	2,014,552	(82,493)
		New Zealand Dollar	Buy	7/19/23	1,205,048	1,197,790	7,258
		New Zealand Dollar	Sell	7/19/23	1,205,048	1,236,351	31,303
		New Zealand Dollar	Sell	10/18/23	1,170,765	1,163,223	(7,542)
		Norwegian Krone	Sell	9/20/23	483,879	472,545	(11,334)
		Swedish Krona	Sell	9/20/23	464,733	463,477	(1,256)
	NatWest Markets PLC
		British Pound	Buy	9/20/23	51,446	51,651	(205)
		Euro	Sell	9/20/23	22,674	22,578	(96)
		Japanese Yen	Buy	8/16/23	406,308	430,468	(24,160)
		New Zealand Dollar	Buy	7/19/23	4,234	4,207	27
		New Zealand Dollar	Sell	7/19/23	4,234	4,178	(56)
		New Zealand Dollar	Sell	10/18/23	4,233	4,205	(28)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/19/23	1,071,990	1,067,869	4,121
		Australian Dollar	Sell	7/19/23	1,071,990	1,089,627	17,637
		Australian Dollar	Sell	10/18/23	1,074,663	1,070,430	(4,233)
		British Pound	Sell	9/20/23	154,211	150,359	(3,852)
		Canadian Dollar	Buy	7/19/23	1,283,900	1,282,057	1,843
		Canadian Dollar	Sell	7/19/23	1,283,900	1,268,019	(15,881)
		Canadian Dollar	Sell	10/18/23	1,161,923	1,159,424	(2,499)
		Euro	Sell	9/20/23	3,805,434	3,766,439	(38,995)
		New Zealand Dollar	Buy	7/19/23	21,355	21,218	137
		New Zealand Dollar	Sell	7/19/23	21,355	21,917	562
		New Zealand Dollar	Sell	10/18/23	21,348	21,209	(139)
		Norwegian Krone	Sell	9/20/23	344,056	338,041	(6,015)
		Swedish Krona	Sell	9/20/23	499,611	506,088	6,477
		Swiss Franc	Buy	9/20/23	211,966	206,671	5,295
	Toronto-Dominion Bank
		British Pound	Sell	9/20/23	49,541	48,344	(1,197)
		Canadian Dollar	Buy	7/19/23	1,231,426	1,228,779	2,647
		Canadian Dollar	Sell	7/19/23	1,231,426	1,216,276	(15,150)
		Canadian Dollar	Sell	10/18/23	1,233,224	1,230,542	(2,682)
		Japanese Yen	Buy	8/16/23	4,269	4,523	(254)
		Norwegian Krone	Sell	9/20/23	202,383	198,917	(3,466)
	UBS AG
		Canadian Dollar	Buy	7/19/23	9,815	9,794	21
		Canadian Dollar	Sell	7/19/23	9,815	9,695	(120)
		Canadian Dollar	Sell	10/18/23	9,830	9,808	(22)
		Euro	Sell	9/20/23	257,960	255,353	(2,607)
		Japanese Yen	Buy	8/16/23	812,663	860,919	(48,255)
		New Zealand Dollar	Buy	7/19/23	46,516	46,226	290
		New Zealand Dollar	Sell	7/19/23	46,516	47,572	1,056
		New Zealand Dollar	Sell	10/18/23	46,499	46,207	(292)
		Swedish Krona	Sell	9/20/23	5,546	5,619	73
		Swiss Franc	Sell	9/20/23	901	894	(7)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/19/23	157,940	157,341	599
		Australian Dollar	Sell	7/19/23	157,940	160,571	2,631
		Australian Dollar	Sell	10/18/23	158,333	157,728	(605)
		Euro	Sell	9/20/23	10,187	10,084	(103)
		New Zealand Dollar	Buy	7/19/23	62,103	61,708	395
		New Zealand Dollar	Sell	7/19/23	62,103	63,714	1,611
		New Zealand Dollar	Sell	10/18/23	62,081	61,685	(396)

	Unrealized appreciation						103,659

	Unrealized (depreciation)						(351,967)

	Total						$(248,308)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	26	$5,286,938	$5,286,938	Sep-23	$68,754
U.S. Treasury Note 5 yr (Long)	117	12,529,969	12,529,969	Sep-23	(220,372)
U.S. Treasury Note Ultra 10 yr (Long)	69	8,172,188	8,172,188	Sep-23	(75,343)

Unrealized appreciation					68,754

Unrealized (depreciation)					(295,715)

Total					$(226,961)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		$30,350,100	$377,859	$183,618
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63		30,350,100	377,859	(78,000)
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988		29,258,100	36,128	27,210
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		14,629,100	(106,999)	(65,977)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		14,590,000	1,006,710	130,289
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		14,590,000	1,006,710	92,501
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095		14,157,500	937,227	208,965
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095		14,157,500	937,227	105,898
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035		7,314,500	11,081	8,851
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		7,052,400	(451,001)	(21,369)
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		7,052,400	(451,001)	(107,549)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		6,717,000	(435,597)	(32,712)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		6,717,000	(435,597)	(109,487)
(2.063)/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		6,660,800	(1,394,964)	(7,527)
2.063/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		6,660,800	(315,452)	(52,287)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		6,426,700	(949,866)	38,946
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		6,426,700	(949,866)	(294,343)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		5,245,600	(778,972)	72,389
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		5,245,600	(778,972)	(276,181)
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035		5,120,200	(39,765)	(26,267)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,995,700	363,437	72,338
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,995,700	363,437	25,178
(0.6385)/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		4,191,700	(971,354)	42
0.6385/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		4,191,700	(40,982)	(4,192)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		3,129,100	118,906	4,600
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		3,129,100	118,906	(7,885)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		2,865,000	(148,980)	2,321
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		2,865,000	(146,115)	(50,453)
(0.5644)/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		2,134,700	(506,859)	107
0.5644/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		2,134,700	(19,531)	(2,028)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		2,128,300	(687,354)	(3,448)
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		2,128,300	(46,230)	(5,576)
3.49/US SOFR/May-40 (Purchased)	May-30/3.49		1,980,600	(417,014)	15,389
(3.49)/US SOFR/May-40 (Purchased)	May-30/3.49		1,980,600	(417,014)	(15,231)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,978,300	154,505	23,146
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,978,300	154,505	4,253
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	123,566
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	(89,448)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		7,760,400	(631,309)	15,831
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		7,760,400	(631,309)	(64,334)
Citibank, N.A.
(3.166)/US SOFR/Jul-28 (Purchased)	Jul-23/3.166		15,925,100	(198,467)	314,680
3.166/US SOFR/Jul-28 (Purchased)	Jul-23/3.166		15,925,100	(198,467)	(197,471)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		9,948,700	(120,379)	(111,923)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,632,800	(489,832)	373,294
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,632,800	(489,832)	(229,694)
(3.20)/US SOFR/Jul-33 (Purchased)	Jul-23/3.20		4,951,300	(78,478)	67,239
3.58/US SOFR/Jul-33 (Written)	Jul-23/3.58		4,951,300	28,222	(10,200)
3.39/US SOFR/Jul-33 (Written)	Jul-23/3.39		4,951,300	47,037	(35,996)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		2,053,700	(265,009)	1,109
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		2,053,700	(79,684)	(8,030)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,936,700	(452,723)	387
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,936,700	(161,714)	(10,090)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	99,070,400	317,859	309,182
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	49,535,200	(312,472)	(303,777)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	13,004,800	(284,517)	(19,016)
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	13,004,800	(284,517)	(98,201)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		$12,211,200	565,379	87,188
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		12,211,200	565,379	(10,990)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		4,581,500	319,101	21,258
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		4,581,500	319,101	11,500
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	18,566,500	179,274	23,704
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	18,566,500	179,274	(13,169)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$6,009,600	(775,238)	210,156
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		6,009,600	(775,238)	(283,713)
(3.123)/US SOFR/Jul-33 (Purchased)	Jul-23/3.123		5,131,100	(101,596)	78,711
3.123/US SOFR/Jul-33 (Purchased)	Jul-23/3.123		5,131,100	(101,596)	(96,157)
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		739,600	(104,284)	(688)
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		739,600	(43,525)	(3,720)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	15,964
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	(25,664)
3.18/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	671,000	(18,900)	(1,589)
(3.18)/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	671,000	(18,900)	(13,597)
JPMorgan Chase Bank N.A.
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		$12,853,300	(1,082,891)	27,120
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		12,853,300	(1,082,891)	(162,209)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		9,935,900	212,007	199,115
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		9,935,900	212,007	(647,421)
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		8,893,600	750,620	80,843
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		8,893,600	750,620	6,492
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		3,523,000	279,198	31,848
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		3,523,000	279,198	7,821
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,137,300	181,029	70,467
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,137,300	181,029	(56,532)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,633,300	96,528	60,791
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,633,300	96,528	(106,605)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	14,025
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	(295)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	6,413,900	(229,877)	20,338
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	6,413,900	(229,877)	(43,965)
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	4,472,100	(111,612)	(2,443)
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	4,472,100	(111,612)	(15,789)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	4,466,700	(375,608)	57,665
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	4,466,700	(375,608)	(129,821)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	3,119,200	(162,729)	6,711
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	3,119,200	(162,729)	(31,147)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	227,635
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(105,197)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	183,581
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(56,906)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	150,213
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(39,270)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	168,003
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(48,289)
Morgan Stanley & Co. International PLC
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		$392,600	(49,762)	13,588
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		392,600	(49,762)	(22,704)
Toronto-Dominion Bank
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		713,100	(23,746)	(321)
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		713,100	(94,549)	(1,077)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	85,657
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(43,804)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	18,814
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(18,628)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	271,230
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	(89,867)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,424,900	(197,553)	119,708
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,424,900	(197,553)	(102,698)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	134,131
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	(59,881)

Unrealized appreciation					4,625,606

Unrealized (depreciation)					(4,572,848)

Total					$52,758

TBA SALE COMMITMENTS OUTSTANDING at 6/30/23 (proceeds receivable $215,377,617) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/53	$1,000,000	7/20/23	$922,729
Uniform Mortgage-Backed Securities, 6.00%, 7/1/53	9,000,000	7/13/23	9,079,452
Uniform Mortgage-Backed Securities, 5.50%, 7/1/53	80,000,000	7/13/23	79,612,480
Uniform Mortgage-Backed Securities, 5.00%, 7/1/53	86,000,000	7/13/23	84,256,488
Uniform Mortgage-Backed Securities, 4.50%, 7/1/53	12,000,000	7/13/23	11,536,872
Uniform Mortgage-Backed Securities, 4.00%, 7/1/53	2,000,000	7/13/23	1,876,796
Uniform Mortgage-Backed Securities, 3.50%, 7/1/53	4,000,000	7/13/23	3,644,844
Uniform Mortgage-Backed Securities, 3.00%, 7/1/53	12,000,000	7/13/23	10,528,128
Uniform Mortgage-Backed Securities, 2.50%, 7/1/53	10,000,000	7/13/23	8,478,910
Uniform Mortgage-Backed Securities, 4.00%, 8/1/53	2,000,000	8/14/23	1,878,124
Uniform Mortgage-Backed Securities, 3.00%, 8/1/53	2,000,000	8/14/23	1,761,875
Uniform Mortgage-Backed Securities, 2.50%, 8/1/53	1,000,000	8/14/23	848,672

Total			$214,425,370

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,264,000	$39,756		$(18)	1/6/28	3.5615% — Annually	US SOFR — Annually	$52,876
		948,000	25,624		(13)	3/15/33	3.234% — Annually	US SOFR — Annually	30,371
		562,000	12,297		(7)	3/24/33	US SOFR — Annually	3.2975% — Annually	(14,832)
		1,084,000	45,918		(14)	4/6/33	3.45% — Annually	US SOFR — Annually	50,898
		1,009,000	23,197		(13)	4/20/33	US SOFR — Annually	3.283% — Annually	(26,657)
		854,000	21,692		(11)	5/3/33	3.253% — Annually	US SOFR — Annually	24,189
		914,000	26,725		(7)	5/17/28	US SOFR — Annually	3.261% — Annually	(28,798)
		1,185,000	21,271		(14)	5/23/30	US SOFR — Annually	3.4095% — Annually	(23,412)
		113,510,000	729,869	(E)	(1,753,070)	9/20/28	US SOFR — Annually	3.95% — Annually	(1,023,201)
		20,460,000	77,134	(E)	(265,559)	9/20/33	US SOFR — Annually	3.55% — Annually	(188,425)
		3,387,000	3,861	(E)	(16,407)	9/20/25	US SOFR — Annually	4.541% — Annually	(20,268)
		1,148,000	2,285	(E)	(3,333)	9/20/33	US SOFR — Annually	3.48% — Annually	(5,618)
		145,969,000	551,763	(E)	(223,241)	9/20/25	4.40% — Annually	US SOFR — Annually	328,522
		36,755,000	318,298	(E)	512,602	9/20/28	4.00% — Annually	US SOFR — Annually	194,304
		35,081,000	276,789	(E)	479,406	9/20/33	3.60% — Annually	US SOFR — Annually	202,617
		3,108,000	27,288	(E)	(32,663)	9/20/53	US SOFR — Annually	3.20% — Annually	(5,374)
		10,379,000	35,911		(3,187)	6/23/25	US SOFR — Annually	4.625% — Annually	(40,083)
		20,450,000	145,195		10,843	6/23/28	3.753% — Annually	US SOFR — Annually	161,942
		12,329,000	85,193		(20,795)	6/23/33	US SOFR — Annually	3.475% — Annually	(110,309)
		3,283,000	8,667		(14,769)	6/23/53	US SOFR — Annually	3.17% — Annually	(24,809)
		3,176,000	21,057		(26)	6/29/28	3.761% — Annually	US SOFR — Annually	21,259
		27,886,000	78,360		(105)	6/30/25	4.649% — Annually	US SOFR — Annually	78,566
		16,161,000	107,632		(130)	6/30/28	US SOFR — Annually	3.76% — Annually	(108,341)
		5,175,000	14,438		(19)	6/30/25	US SOFR — Annually	4.65% — Annually	(14,515)
		3,965,000	4,005		(37)	7/5/28	3.9255% — Annually	US SOFR — Annually	(4,042)
	AUD	79,300	10,833	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	10,833
	AUD	266,900	39,355	(E)	(3)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	39,352
	AUD	99,100	14,935	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	14,934
	AUD	155,200	20,098	(E)	(2)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	20,097
	AUD	579,100	81,578	(E)	(7)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	81,571
	AUD	37,200	8,909	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	8,909
	AUD	1,800,000	194,213		(20)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(199,559)
	AUD	1,473,400	249,715		256,365	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	5,629
	AUD	1,989,000	2,292	(E)	1,023	9/20/25	4.365% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	3,315
	AUD	3,121,000	5,385	(E)	(1,967)	9/20/23	6 month AUD-BBR-BBSW — Semiannually	4.4300% — Semiannually	3,418
	CAD	1,894,000	18,643	(E)	5,970	9/20/33	3.56% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	(12,673)
	CAD	1,912,000	2,367	(E)	(4,186)	9/20/25	Canadian Overnight Repo Rate Average — Semiannually	4.685% — Semiannually	(1,819)
	CHF	603,000	12,282	(E)	348	9/20/33	Swiss Average Rate Overnight — Annually	1.977% — Annually	12,629
	EUR	512,400	73,207	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	73,187
	EUR	696,900	179,156		(27)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(184,157)
	EUR	770,000	211,812		(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	217,423
	EUR	778,400	222,956		(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	228,769
	EUR	898,100	274,882		(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	280,383
	EUR	802,800	136,947	(E)	(30)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(136,978)
	EUR	929,000	296,281		(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	303,985
	EUR	741,300	223,517	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	223,489
	EUR	676,400	236,085		(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	242,086
	EUR	395,500	146,401		(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	150,084
	EUR	1,468,500	615,348	(E)	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	615,292
	EUR	906,000	440,255	(E)	(34)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(440,290)
	EUR	1,215,200	590,440		(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	604,430
	EUR	4,960,100	2,043,529		(187)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(2,093,939)
	EUR	574,000	293,069	(E)	(21)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	293,047
	EUR	260,400	153,324	(E)	(10)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	153,314
	EUR	1,696,600	324,186	(E)	(36)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(324,222)
	EUR	833,300	155,999	(E)	(18)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	155,981
	EUR	1,129,700	214,963	(E)	(26)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	214,937
	EUR	388,100	73,256	(E)	(9)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	73,247
	EUR	1,055,800	459,995		(43)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(464,055)
	EUR	1,088,000	238,205		(19)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	240,200
	EUR	924,200	211,449		(16)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	223,980
	EUR	311,700	147,853		(13)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(150,433)
	EUR	2,980,000	594,522		(48)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(623,492)
	EUR	1,979,000	19,781	(E)	(31)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(19,812)
	EUR	3,328,000	114,974		(50)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	78,879
	EUR	12,135,300	542,791		(46)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	545,190
	EUR	1,086,000	215,619		(37)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(212,817)
	EUR	4,028,500	231,400	(E)	(46)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	231,354
	EUR	13,022,000	1,078,935		(125)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(1,073,660)
	EUR	471,400	44,623	(E)	(16)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	44,607
	EUR	696,000	56,756	(E)	(24)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	56,732
	EUR	1,842,600	84,206	(E)	(27)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	84,179
	EUR	471,400	14,403	(E)	(9)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	14,394
	EUR	10,780,600	117,167	(E)	(73)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	117,094
	EUR	865,300	23,511	(E)	(17)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	23,494
	EUR	3,361,000	12,653		(29)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	12,881
	EUR	2,290,000	18,466		(32)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	17,289
	EUR	1,556,000	12,683		(22)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	(11,933)
	EUR	4,407,000	28,469		(38)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(30,482)
	EUR	2,685,000	66,069		(38)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	65,830
	EUR	282,000	13,143		(10)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	(12,597)
	EUR	2,703,000	14,512		(23)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(15,519)
	EUR	480,000	7,406		(7)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(6,925)
	EUR	10,290,100	67,371		(102)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	67,604
	EUR	1,692,400	31,967		(25)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(31,281)
	EUR	4,418,000	14,077		(38)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	(18,558)
	EUR	1,680,000	7,223		(23)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	(4,681)
	EUR	138,000	730		(5)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	(305)
	EUR	2,971,000	31,609		(26)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	(32,153)
	EUR	2,432,000	39,940		(21)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(41,469)
	EUR	2,113,000	23,242		(18)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	24,079
	EUR	1,806,000	10,425		(16)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	10,377
	EUR	508,000	1,164		(7)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	989
	EUR	854,000	8,834		(7)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	(9,417)
	EUR	5,564,000	115,297		(49)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(123,745)
	EUR	603,000	28,662		(22)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	30,410
	EUR	3,127,000	44,358		(48)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	45,857
	EUR	11,465,500	216,068		(116)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	221,496
	EUR	1,443,000	18,328		(13)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	19,773
	EUR	848,000	4,988		(12)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(5,996)
	EUR	288,000	4,516		(11)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(5,242)
	EUR	1,420,000	1,797		(20)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	(3,203)
	EUR	787,000	2,216		(11)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	1,579
	EUR	252,000	583		(9)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	47
	EUR	328,000	6,335		(12)	4/5/53	2.444% — Annually	6 month EUR-EURIBOR — Semiannually	7,121
	EUR	620,000	7,043		(9)	4/11/33	2.872% — Annually	6 month EUR-EURIBOR — Semiannually	7,796
	EUR	458,000	765		(7)	4/14/33	6 month EUR-EURIBOR — Semiannually	3.0165% — Annually	350
	EUR	209,000	2,716		(8)	4/14/53	6 month EUR-EURIBOR — Semiannually	2.59% — Annually	2,315
	EUR	519,000	12,652		(19)	4/20/53	6 month EUR-EURIBOR — Semiannually	2.6425% — Annually	11,536
	EUR	781,745	10,305	(E)	(12)	3/13/34	6 month EUR-EURIBOR — Semiannually	3.062% — Annually	10,293
	EUR	1,345,000	6,883	(E)	3,314	9/20/33	3.04% — Annually	6 month EUR-EURIBOR — Semiannually	(3,569)
	GBP	703,500	217,599		(14)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(220,957)
	GBP	41,615,900	484,126		34,472	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(1,521,904)
	GBP	41,615,900	501,039		51,766	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(1,544,991)
	GBP	41,615,900	517,951		(80,821)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	1,636,698
	GBP	16,646,400	184,137		(86)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	553,900
	GBP	7,382,000	618,103		(111)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	618,425
	GBP	751,000	12,790	(E)	(16)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	12,774
	GBP	387,000	6,851	(E)	(8)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	6,843
	GBP	24,583,000	236,026		(103)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(103,339)
	GBP	9,834,000	58,949		(156)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	(14,908)
	GBP	552,800	11,380	(E)	(12)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	11,368
	GBP	876,000	67	(E)	3,785	9/20/33	4.32% — Annually	Sterling Overnight Index Average — Annually	3,718
	NOK	7,056,000	8,730	(E)	(1,030)	9/20/33	6 month NOK-NIBOR-NIBR — Semiannually	3.68% — Annually	(9,760)
	NZD	1,504,000	8,778	(E)	6,358	9/20/33	3 month NZD-BBR-FRA — Quarterly	4.35% — Semiannually	(2,420)
	SEK	32,206,000	5,644	(E)	16,472	9/20/33	3.05% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	10,828

	Total				$(1,041,482)				$(1,103,780)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$1,075,356	$938,196	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(110,458)
1,032,736	971,074	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(61,218)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(171,676)

	Total	$—			Total	$(171,676)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$4,375	$36,480	$7,898	5/11/63	300 bp — Monthly	$(3,505)
	CMBX NA BBB-.6 Index	BB+/P	3,933	39,330	8,515	5/11/63	300 bp — Monthly	(4,562)
	CMBX NA BBB-.6 Index	BB+/P	5,424	51,300	11,106	5/11/63	300 bp — Monthly	(5,657)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	5,372	17,101	2,442	5/11/63	200 bp — Monthly	2,936
	CMBX NA A.6 Index	A/P	5,963	17,861	2,551	5/11/63	200 bp — Monthly	3,419
	CMBX NA A.6 Index	A/P	7,354	20,142	2,876	5/11/63	200 bp — Monthly	4,484
	CMBX NA A.6 Index	A/P	10,961	26,982	3,853	5/11/63	200 bp — Monthly	7,117
	CMBX NA A.6 Index	A/P	12,898	29,262	4,179	5/11/63	200 bp — Monthly	8,729
	CMBX NA A.6 Index	A/P	11,798	29,642	4,233	5/11/63	200 bp — Monthly	7,575
	CMBX NA A.6 Index	A/P	28,477	61,185	8,737	5/11/63	200 bp — Monthly	19,760
	CMBX NA A.6 Index	A/P	20,798	67,265	9,605	5/11/63	200 bp — Monthly	11,215
	CMBX NA A.6 Index	A/P	48,213	110,208	15,738	5/11/63	200 bp — Monthly	32,512
	CMBX NA BB.11 Index	BB-/P	77,970	138,000	55,600	11/18/54	500 bp — Monthly	22,485
	CMBX NA BB.13 Index	BB-/P	6,698	67,000	29,252	12/16/72	500 bp — Monthly	(22,498)
	CMBX NA BB.13 Index	BB-/P	16,037	176,000	76,842	12/16/72	500 bp — Monthly	(60,658)
	CMBX NA BB.13 Index	BB-/P	26,330	279,000	121,811	12/16/72	500 bp — Monthly	(95,249)
	CMBX NA BB.13 Index	BB-/P	48,322	530,000	231,398	12/16/72	500 bp — Monthly	(182,635)
	CMBX NA BB.14 Index	BB/P	10,306	94,000	40,768	12/16/72	500 bp — Monthly	(30,383)
	CMBX NA BB.6 Index	B/P	114,187	192,053	77,167	5/11/63	500 bp — Monthly	37,180
	CMBX NA BB.6 Index	B/P	98,838	464,297	186,555	5/11/63	500 bp — Monthly	(87,330)
	CMBX NA BB.7 Index	B-/P	64,660	1,267,000	525,932	1/17/47	500 bp — Monthly	(461,267)
	CMBX NA BB.9 Index	B/P	3,258	16,000	6,672	9/17/58	500 bp — Monthly	(3,401)
	CMBX NA BB.9 Index	B/P	32,267	158,000	65,886	9/17/58	500 bp — Monthly	(33,487)
	CMBX NA BBB-.10 Index	BB+/P	12,532	101,000	30,674	11/17/59	300 bp — Monthly	(18,091)
	CMBX NA BBB-.10 Index	BB+/P	20,182	185,000	56,185	11/17/59	300 bp — Monthly	(35,910)
	CMBX NA BBB-.11 Index	BBB-/P	3,883	62,000	15,035	11/18/54	300 bp — Monthly	(11,121)
	CMBX NA BBB-.14 Index	BBB-/P	1,334	41,000	11,878	12/16/72	300 bp — Monthly	(10,524)
	CMBX NA BBB-.15 Index	BBB-/P	14,690	55,000	15,917	11/18/64	300 bp — Monthly	(1,199)
	CMBX NA BBB-.16 Index	BBB-/P	40,689	179,000	51,570	4/17/65	300 bp — Monthly	(10,791)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	30,497	228,000	94,643	1/17/47	500 bp — Monthly	(63,955)
	CMBX NA BBB-.7 Index	BB-/P	51,226	780,000	155,922	1/17/47	300 bp — Monthly	(104,306)
	Goldman Sachs International
	CMBX NA BB.6 Index	B/P	2,388	4,717	1,895	5/11/63	500 bp — Monthly	497
	CMBX NA BB.6 Index	B/P	121,547	248,658	99,911	5/11/63	500 bp — Monthly	21,843
	CMBX NA BB.9 Index	B/P	4,448	11,000	4,587	9/17/58	500 bp — Monthly	(130)
	CMBX NA BBB-.13 Index	BBB-/P	1,900	12,000	3,701	12/16/72	300 bp — Monthly	(1,795)
	CMBX NA BBB-.13 Index	BBB-/P	1,906	32,000	9,869	12/16/72	300 bp — Monthly	(7,947)
	CMBX NA BBB-.13 Index	BBB-/P	2,074	33,000	10,177	12/16/72	300 bp — Monthly	(8,087)
	CMBX NA BBB-.13 Index	BBB-/P	2,443	38,000	11,719	12/16/72	300 bp — Monthly	(9,258)
	CMBX NA BBB-.13 Index	BBB-/P	2,484	42,000	12,953	12/16/72	300 bp — Monthly	(10,448)
	CMBX NA BBB-.13 Index	BBB-/P	7,522	48,000	14,803	12/16/72	300 bp — Monthly	(7,257)
	CMBX NA BBB-.13 Index	BBB-/P	5,981	130,000	40,092	12/16/72	300 bp — Monthly	(34,046)
	CMBX NA BBB-.14 Index	BBB-/P	514	3,000	869	12/16/72	300 bp — Monthly	(354)
	CMBX NA BBB-.15 Index	BBB-/P	808	13,000	3,762	11/18/64	300 bp — Monthly	(2,948)
	CMBX NA BBB-.15 Index	BBB-/P	8,411	91,000	26,335	11/18/64	300 bp — Monthly	(17,879)
	CMBX NA BBB-.15 Index	BBB-/P	8,103	91,000	26,335	11/18/64	300 bp — Monthly	(18,187)
	CMBX NA BBB-.16 Index	BBB-/P	29,602	123,000	35,436	4/17/65	300 bp — Monthly	(5,773)
	CMBX NA BBB-.16 Index	BBB-/P	33,020	127,000	36,589	4/17/65	300 bp — Monthly	(3,505)
	CMBX NA BBB-.7 Index	BB-/P	26,578	312,000	62,369	1/17/47	300 bp — Monthly	(35,635)
	CMBX NA BBB-.7 Index	BB-/P	90,359	1,040,000	207,896	1/17/47	300 bp — Monthly	(117,017)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	9,629	120,000	54,816	5/11/63	500 bp — Monthly	(45,087)
	CMBX NA BBB-.13 Index	BBB-/P	16,787	127,000	39,167	12/16/72	300 bp — Monthly	(22,317)
	CMBX NA BBB-.8 Index	BB-/P	17,933	115,000	23,012	10/17/57	300 bp — Monthly	(5,021)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	25,425	191,000	23,283	12/16/72	200 bp — Monthly	2,206
	CMBX NA A.13 Index	A-/P	24,894	191,000	23,283	12/16/72	200 bp — Monthly	1,675
	CMBX NA BB.6 Index	B/P	13,977	84,234	33,845	5/11/63	500 bp — Monthly	(19,798)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	182	2,000	873	12/16/72	500 bp — Monthly	(689)
	CMBX NA BB.13 Index	BB-/P	4,929	53,000	23,140	12/16/72	500 bp — Monthly	(18,166)
	CMBX NA BB.13 Index	BB-/P	6,326	66,000	28,816	12/16/72	500 bp — Monthly	(22,434)
	CMBX NA BB.13 Index	BB-/P	7,574	82,000	35,801	12/16/72	500 bp — Monthly	(28,159)
	CMBX NA BB.13 Index	BB-/P	25,708	280,000	122,248	12/16/72	500 bp — Monthly	(96,307)
	CMBX NA BB.6 Index	B/P	4,741	26,281	10,560	5/11/63	500 bp — Monthly	(5,797)
	CMBX NA BB.6 Index	B/P	8,676	32,346	12,997	5/11/63	500 bp — Monthly	(4,294)
	CMBX NA BB.6 Index	B/P	63,000	101,081	40,614	5/11/63	500 bp — Monthly	22,470
	CMBX NA BB.6 Index	B/P	116,279	184,641	74,189	5/11/63	500 bp — Monthly	42,244
	CMBX NA BB.6 Index	B/P	102,255	203,509	81,770	5/11/63	500 bp — Monthly	20,655
	CMBX NA BBB-.15 Index	BBB-/P	21,915	139,000	40,227	11/18/64	300 bp — Monthly	(18,242)
	CMBX NA BBB-.15 Index	BBB-/P	27,689	163,000	47,172	11/18/64	300 bp — Monthly	(19,401)
	CMBX NA BBB-.15 Index	BBB-/P	83,373	330,000	95,502	11/18/64	300 bp — Monthly	(11,964)
	CMBX NA BBB-.16 Index	BBB-/P	29,775	131,000	37,741	4/17/65	300 bp — Monthly	(7,897)
	CMBX NA BBB-.9 Index	BB+/P	874	9,000	2,148	9/17/58	300 bp — Monthly	(1,270)

Upfront premium received			1,801,501		Unrealized appreciation			269,002

Upfront premium (paid)			—		Unrealized (depreciation)			(1,853,638)

	Total		$1,801,501				Total	$(1,584,636)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(95,717)	$397,000	$181,350	11/17/59	(500 bp) — Monthly	$85,302
	CMBX NA BB.10 Index	(65,025)	255,000	116,484	11/17/59	(500 bp) — Monthly	51,247
	CMBX NA BB.10 Index	(14,611)	140,000	63,952	11/17/59	(500 bp) — Monthly	49,225
	CMBX NA BB.10 Index	(12,500)	114,000	52,075	11/17/59	(500 bp) — Monthly	39,480
	CMBX NA BB.11 Index	(13,993)	108,000	43,513	11/18/54	(500 bp) — Monthly	29,431
	CMBX NA BB.11 Index	(1,556)	30,000	12,087	11/18/54	(500 bp) — Monthly	10,506
	CMBX NA BB.8 Index	(36,522)	102,435	47,335	10/17/57	(500 bp) — Monthly	10,727
	CMBX NA BB.8 Index	(8,940)	69,578	32,152	10/17/57	(500 bp) — Monthly	23,154
	CMBX NA BBB-.10 Index	(47,799)	278,000	84,429	11/17/59	(300 bp) — Monthly	36,491
	CMBX NA BBB-.10 Index	(55,015)	237,000	71,977	11/17/59	(300 bp) — Monthly	16,844
	CMBX NA BBB-.10 Index	(28,062)	221,000	67,118	11/17/59	(300 bp) — Monthly	38,945
	CMBX NA BBB-.10 Index	(24,448)	112,000	34,014	11/17/59	(300 bp) — Monthly	9,510
	CMBX NA BBB-.10 Index	(23,069)	106,000	32,192	11/17/59	(300 bp) — Monthly	9,070
	CMBX NA BBB-.10 Index	(14,314)	60,000	18,222	11/17/59	(300 bp) — Monthly	3,878
	CMBX NA BBB-.10 Index	(6,246)	49,000	14,881	11/17/59	(300 bp) — Monthly	8,610
	CMBX NA BBB-.10 Index	(4,717)	37,000	11,237	11/17/59	(300 bp) — Monthly	6,502
	CMBX NA BBB-.10 Index	(3,793)	31,000	9,415	11/17/59	(300 bp) — Monthly	5,607
	CMBX NA BBB-.12 Index	(67,433)	194,000	61,964	8/17/61	(300 bp) — Monthly	(5,566)
	CMBX NA BBB-.12 Index	(13,080)	190,000	60,686	8/17/61	(300 bp) — Monthly	47,511
	CMBX NA BBB-.12 Index	(56,137)	168,000	53,659	8/17/61	(300 bp) — Monthly	(2,561)
	CMBX NA BBB-.12 Index	(51,320)	146,000	46,632	8/17/61	(300 bp) — Monthly	(4,761)
	CMBX NA BBB-.12 Index	(17,158)	101,000	32,259	8/17/61	(300 bp) — Monthly	15,051
	CMBX NA BBB-.12 Index	(12,830)	73,000	23,316	8/17/61	(300 bp) — Monthly	10,449
	CMBX NA BBB-.12 Index	(240)	4,000	1,278	8/17/61	(300 bp) — Monthly	1,036
	CMBX NA BBB-.13 Index	(6,199)	106,000	32,690	12/16/72	(300 bp) — Monthly	26,438
	CMBX NA BBB-.13 Index	(2,546)	50,000	15,420	12/16/72	(300 bp) — Monthly	12,849
	CMBX NA BBB-.13 Index	(1,971)	36,000	11,102	12/16/72	(300 bp) — Monthly	9,113
	CMBX NA BBB-.13 Index	(202)	4,000	1,234	12/16/72	(300 bp) — Monthly	1,030
	CMBX NA BBB-.6 Index	(41,772)	127,109	27,519	5/11/63	(300 bp) — Monthly	(14,317)
	CMBX NA BBB-.8 Index	(13,350)	89,000	17,809	10/17/57	(300 bp) — Monthly	4,414
	CMBX NA BBB-.9 Index	(4,495)	19,000	4,535	9/17/58	(300 bp) — Monthly	31
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	132,472	11/17/59	(500 bp) — Monthly	93,537
	CMBX NA BB.10 Index	(34,367)	289,000	132,015	11/17/59	(500 bp) — Monthly	97,407
	CMBX NA BB.10 Index	(18,893)	152,000	69,434	11/17/59	(500 bp) — Monthly	50,413
	CMBX NA BB.7 Index	(61,796)	335,000	139,059	1/17/47	(500 bp) — Monthly	76,983
	CMBX NA BB.7 Index	(4,770)	29,000	12,038	1/17/47	(500 bp) — Monthly	7,244
	Goldman Sachs International
	CMBX NA A.6 Index	(13,345)	51,684	7,380	5/11/63	(200 bp) — Monthly	(5,982)
	CMBX NA A.6 Index	(7,995)	31,162	4,450	5/11/63	(200 bp) — Monthly	(3,555)
	CMBX NA A.6 Index	(7,359)	28,502	4,070	5/11/63	(200 bp) — Monthly	(3,299)
	CMBX NA A.6 Index	(4,240)	24,322	3,473	5/11/63	(200 bp) — Monthly	(775)
	CMBX NA A.6 Index	(5,333)	20,142	2,876	5/11/63	(200 bp) — Monthly	(2,464)
	CMBX NA A.6 Index	(4,747)	18,621	2,659	5/11/63	(200 bp) — Monthly	(2,094)
	CMBX NA A.6 Index	(4,263)	16,721	2,388	5/11/63	(200 bp) — Monthly	(1,880)
	CMBX NA A.6 Index	(4,263)	16,721	2,388	5/11/63	(200 bp) — Monthly	(1,880)
	CMBX NA A.6 Index	(4,246)	16,341	2,334	5/11/63	(200 bp) — Monthly	(1,918)
	CMBX NA A.6 Index	(4,246)	16,341	2,334	5/11/63	(200 bp) — Monthly	(1,918)
	CMBX NA A.6 Index	(3,758)	14,061	2,008	5/11/63	(200 bp) — Monthly	(1,755)
	CMBX NA A.6 Index	(2,934)	11,401	1,628	5/11/63	(200 bp) — Monthly	(1,310)
	CMBX NA A.6 Index	(2,934)	11,401	1,628	5/11/63	(200 bp) — Monthly	(1,310)
	CMBX NA A.6 Index	(1,789)	6,841	977	5/11/63	(200 bp) — Monthly	(814)
	CMBX NA A.6 Index	(174)	760	109	5/11/63	(200 bp) — Monthly	(66)
	CMBX NA A.6 Index	(163)	760	109	5/11/63	(200 bp) — Monthly	(55)
	CMBX NA A.6 Index	(86)	380	54	5/11/63	(200 bp) — Monthly	(32)
	CMBX NA A.6 Index	(96)	380	54	5/11/63	(200 bp) — Monthly	(42)
	CMBX NA A.6 Index	(79)	380	54	5/11/63	(200 bp) — Monthly	(25)
	CMBX NA BB.6 Index	(1,023)	6,739	2,708	5/11/63	(500 bp) — Monthly	1,679
	CMBX NA BB.7 Index	(25,560)	156,000	64,756	1/17/47	(500 bp) — Monthly	39,066
	CMBX NA BB.7 Index	(18,621)	102,000	42,340	1/17/47	(500 bp) — Monthly	23,634
	CMBX NA BB.7 Index	(10,442)	69,000	28,642	1/17/47	(500 bp) — Monthly	18,143
	CMBX NA BB.8 Index	(10,866)	29,957	13,843	10/17/57	(500 bp) — Monthly	2,952
	CMBX NA BB.8 Index	(3,959)	10,630	4,912	10/17/57	(500 bp) — Monthly	944
	CMBX NA BBB-.12 Index	(8,968)	46,000	14,692	8/17/61	(300 bp) — Monthly	5,702
	CMBX NA BBB-.12 Index	(5,404)	16,000	5,110	8/17/61	(300 bp) — Monthly	(301)
	CMBX NA BBB-.13 Index	(9,245)	122,000	37,625	12/16/72	(300 bp) — Monthly	28,319
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(11,019)	53,584	7,652	5/11/63	(200 bp) — Monthly	(3,385)
	CMBX NA BB.7 Index	(320,235)	654,000	271,475	1/17/47	(500 bp) — Monthly	(49,304)
	CMBX NA BBB-.11 Index	(7,049)	64,000	15,520	11/18/54	(300 bp) — Monthly	8,439
	CMBX NA BBB-.7 Index	(214,338)	913,000	182,509	1/17/47	(300 bp) — Monthly	(32,286)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	127,447	11/17/59	(500 bp) — Monthly	111,340
	CMBX NA BBB-.7 Index	(32,451)	396,000	79,160	1/17/47	(300 bp) — Monthly	46,511
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(7,508)	29,262	4,179	5/11/63	(200 bp) — Monthly	(3,339)
	CMBX NA A.6 Index	(1,458)	5,700	814	5/11/63	(200 bp) — Monthly	(646)
	CMBX NA A.6 Index	(388)	1,520	217	5/11/63	(200 bp) — Monthly	(171)
	CMBX NA A.6 Index	(193)	760	109	5/11/63	(200 bp) — Monthly	(85)
	CMBX NA A.6 Index	(195)	760	109	5/11/63	(200 bp) — Monthly	(87)
	CMBX NA A.6 Index	(96)	380	54	5/11/63	(200 bp) — Monthly	(41)
	CMBX NA A.6 Index	(86)	380	54	5/11/63	(200 bp) — Monthly	(31)
	CMBX NA A.6 Index	(91)	380	54	5/11/63	(200 bp) — Monthly	(36)
	CMBX NA BB.10 Index	(33,114)	141,000	64,409	11/17/59	(500 bp) — Monthly	31,177
	CMBX NA BB.10 Index	(40,703)	134,000	61,211	11/17/59	(500 bp) — Monthly	20,397
	CMBX NA BB.10 Index	(10,068)	96,000	43,853	11/17/59	(500 bp) — Monthly	33,705
	CMBX NA BB.7 Index	(23,127)	115,000	47,737	1/17/47	(500 bp) — Monthly	24,514
	CMBX NA BB.7 Index	(17,547)	91,000	37,774	1/17/47	(500 bp) — Monthly	20,151
	CMBX NA BB.7 Index	(11,040)	59,000	24,491	1/17/47	(500 bp) — Monthly	13,402
	CMBX NA BB.7 Index	(6,055)	30,000	12,453	1/17/47	(500 bp) — Monthly	6,373
	CMBX NA BB.9 Index	(3,952)	65,000	27,105	9/17/58	(500 bp) — Monthly	23,099
	CMBX NA BB.9 Index	(7,997)	53,000	22,101	9/17/58	(500 bp) — Monthly	14,060
	CMBX NA BB.9 Index	(4,238)	31,000	12,927	9/17/58	(500 bp) — Monthly	8,663
	CMBX NA BB.9 Index	(743)	19,000	7,923	9/17/58	(500 bp) — Monthly	7,164
	CMBX NA BB.9 Index	(1,968)	13,000	5,421	9/17/58	(500 bp) — Monthly	3,442
	CMBX NA BB.9 Index	(246)	4,000	1,668	9/17/58	(500 bp) — Monthly	1,419
	CMBX NA BBB-.10 Index	(19,495)	158,000	47,985	11/17/59	(300 bp) — Monthly	28,411
	CMBX NA BBB-.10 Index	(17,456)	136,000	41,303	11/17/59	(300 bp) — Monthly	23,779
	CMBX NA BBB-.10 Index	(11,085)	128,000	38,874	11/17/59	(300 bp) — Monthly	27,725
	CMBX NA BBB-.10 Index	(8,751)	69,000	20,955	11/17/59	(300 bp) — Monthly	12,170
	CMBX NA BBB-.10 Index	(7,908)	66,000	20,044	11/17/59	(300 bp) — Monthly	12,103
	CMBX NA BBB-.10 Index	(4,987)	23,000	6,985	11/17/59	(300 bp) — Monthly	1,987
	CMBX NA BBB-.10 Index	(3,929)	18,000	5,467	11/17/59	(300 bp) — Monthly	1,528
	CMBX NA BBB-.11 Index	(3,121)	10,000	2,425	11/18/54	(300 bp) — Monthly	(701)
	CMBX NA BBB-.12 Index	(55)	1,000	319	8/17/61	(300 bp) — Monthly	264
	CMBX NA BBB-.13 Index	(1,418)	23,000	7,093	12/16/72	(300 bp) — Monthly	5,664
	CMBX NA BBB-.7 Index	(14,539)	229,000	45,777	1/17/47	(300 bp) — Monthly	31,123
	CMBX NA BBB-.7 Index	(17,829)	175,000	34,983	1/17/47	(300 bp) — Monthly	17,064

Upfront premium received		—			Unrealized appreciation		1,544,148

Upfront premium (paid)		(1,952,070)			Unrealized (depreciation)		(148,792)

	Total	$(1,952,070)				Total	$1,395,356
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $167,807,419.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/23
Short-term investments
	Putnam Short Term Investment Fund*	$22,638,559	$30,329,325	$35,915,528	$617,501	$17,052,356

	Total Short-term investments	$22,638,559	$30,329,325	$35,915,528	$617,501	$17,052,356
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $409,515.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,613,565.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $8,688,362 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,540,488 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,613,565 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$11,293	$—

Total common stocks	—	11,293	—
Asset-backed securities	—	1,247,653	—
Convertible bonds and notes	—	9,808,907	—
Corporate bonds and notes	—	33,308,143	—
Foreign government and agency bonds and notes	—	14,606,752	—
Mortgage-backed securities	—	65,231,467	—
Senior loans	—	3,983,149	—
U.S. government and agency mortgage obligations	—	293,583,826	—
U.S. treasury obligations	—	132,003	—
Short-term investments	1,026,000	37,708,462	—

Totals by level	$1,026,000	$459,621,655	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(248,308)	$—
Futures contracts	(226,961)	—	—
Forward premium swap option contracts	—	52,758	—
TBA sale commitments	—	(214,425,370)	—
Interest rate swap contracts	—	(62,298)	—
Total return swap contracts	—	(171,676)	—
Credit default contracts	—	(38,711)	—

Totals by level	$(226,961)	$(214,893,605)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$540,100,000
Written swap option contracts (contract amount)	$372,100,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$24,700,000
Centrally cleared interest rate swap contracts (notional)	$1,451,100,000
OTC total return swap contracts (notional)	$2,100,000
OTC credit default contracts (notional)	$21,800,000
Centrally cleared credit default contracts (notional)	$2,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com